SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Interest	$ 100,000
Total
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
Director bonus				$ 42,275	$ 39,983
Interest				80,606	14,000
Accrued salary				292,000	292,000
Accrued professional fees				88,000	88,000
Others			532,203	93,890	89,012
Total			$ 532,203	$ 596,771	$ 522,995